UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2017

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam Short-Term Municipal Income Fund

The fund's portfolio
8/31/17 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.79% as of the close of the reporting period
MUNICIPAL BONDS AND NOTES (93.4%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.8%)

Jefferson, Cnty. Rev. Bonds (Warrants), 5.00%, 9/15/22	AA	$100,000	$116,669

			116,669
Arizona (1.5%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	50,000	51,681

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/22	A/F	100,000	110,423

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 3.75%, 7/1/24	BBB-	25,000	26,496

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), 3.00%, 7/1/20	BB	25,000	25,154

			213,754
California (10.3%)

Bay Area Toll Auth. of CA Mandatory Put Bonds (4/2/18), Ser. B, 1.50%, 4/1/47	AA	200,000	200,110

CA State Dept. of Wtr. Resources FRN Mandatory Put Bonds (12/1/20) (Central Valley Wtr. Syst.), Ser. AU, 1.01%, 12/1/35	AAA	175,000	175,000

CA State Infrastructure & Econ. Dev. Bank FRN (J. Paul Getty Trust (The)), Ser. A-2, 1.362%, 10/1/47	Aaa	300,000	302,643

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (11/1/17) (Republic Svcs., Inc.), Ser. A, 1.25%, 8/1/23	A-2	150,000	150,006

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/1/18) (Southern CA Edison Co.), 1.375%, 4/1/28	Aa3	75,000	75,220

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4.00%, 9/1/17	A-	25,000	25,000

Irvine, Special Tax Bonds (Cmnty. Fac. Dist. No. 2005), Ser. 2, 4.00%, 9/1/18	BBB+	75,000	77,120

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5.25%, 5/15/24	AA	20,000	20,645

Metro. Wtr. Dist. of Southern CA FRN, Ser. C, 0.84%, 7/1/47	A-1+	200,000	200,000

Riverside, Wtr. FRN Mandatory Put Bonds (1/15/20), Ser. A-17, 1.42%, 10/1/35	VMIG1	195,000	195,008

Roseville, Special Tax Bonds (Westpark Cmnty. Pub. Fac. Dist. No. 1), 4.00%, 9/1/19	BBB-/P	40,000	42,062

			1,462,814
Colorado (5.0%)

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds (Evangelical Lutheran Good Samaritan Society), 5.00%, 6/1/20(FWC)	BBB	100,000	109,234

Denver City & Cnty., Arpt. FRN Mandatory Put Bonds (11/15/19) (Denver Intl. Arpt.), Ser. B, 1.726%, 11/15/31	A1	200,000	201,620

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A, 4.00%, 11/15/17	A1	20,000	20,125

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/19) (Sr. Libor Index), Ser. A, 1.725%, 9/1/39	A3	100,000	100,736

High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/21	A	150,000	164,363

U. of CO Hosp. Auth. Mandatory Put Bonds (3/1/22) (UCHA Oblig. Group.), Ser. C-2, 5.00%, 11/15/38	Aa3	100,000	113,993

			710,071
Connecticut (1.8%)

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/3/20) (Yale U.), Ser. A, 1.30%, 7/1/48	VMIG1	250,000	250,533

			250,533
Florida (4.1%)

Citizens Property Insurance Corp. Rev. Bonds, Ser. A1, 5.00%, 6/1/18	A1	180,000	181,829

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds
(Baptist Hlth. Care Corp. Oblig. Grp.), Ser. A, 5.125%, 8/15/20	A3	30,000	32,773
(Baptist Hosp., Inc.), 5.00%, 8/15/18	A3	60,000	62,243

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 4.00%, 11/15/19	A-/F	100,000	105,814

Pasco Cnty., School Board COP, Ser. A, 5.00%, 8/1/18	A1	200,000	207,336

			589,995
Georgia (5.5%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 4.00%, 11/1/17	Aa2	240,000	241,205

Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (4/3/18) (GA Pwr. Co. Plant Vogle), Ser. 5, 1.80%, 10/1/32	A3	200,000	200,524

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds (Riverside Military Academy), 5.00%, 3/1/27	BBB-/F	40,000	44,836

Main St. Natural Gas, Inc. Rev. Bonds
Ser. B, 5.00%, 3/15/20	Baa1	85,000	91,860
Ser. A, 5.00%, 3/15/18	A3	200,000	203,944

			782,369
Illinois (10.3%)

Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/21	BBB+	50,000	53,593
5.00%, 1/1/19	BBB+	50,000	51,604

Chicago, Board of Ed. G.O. Bonds (School Reform), Ser. B-1, NATL, zero %, 12/1/17	A	185,000	184,040

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. D, AGM, 4.00%, 1/1/18	AA	75,000	75,754

Chicago, Transit Auth. Rev. Bonds (Federal Transit Administration Section 5307), 5.00%, 6/1/18	A	100,000	102,790

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/19	A	100,000	104,836

Cook Cnty., G.O. Bonds, Ser. A, 4.00%, 11/15/17	AA-	100,000	100,579

IL State G.O. Bonds
Ser. A, 5.00%, 4/1/21	Baa3	100,000	108,022
5.00%, 2/1/18	Baa3	150,000	151,926

IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	87,821
(Riverside Hlth. Syst.), 5.00%, 11/15/19	A+	100,000	107,922

Madison-Macoupin Etc. Cnty., Cmnty. College Dist. No. 536 G.O. Bonds (Lewis & Clark Cmnty. College)
AGM, 5.00%, 11/1/19	AA	85,000	85,524
U.S. Govt. Coll., 5.00%, 11/1/19 (Prerefunded 11/1/17)	AA	160,000	161,032

Metro. Pier & Exposition Auth. Rev. Bonds (McCormick Place Expansion), Ser. A, NATL, zero %, 6/15/18	A	100,000	98,553

			1,473,996
Kentucky (1.5%)

KY State Econ. Dev. Fin. Auth. Rev. Bonds (Owensboro Hlth.), Ser. A, 5.00%, 6/1/20	Baa3	45,000	48,651

KY State Property & Bldg. Comm. Rev. Bonds (No. 117), Ser. D, 5.00%, 5/1/21	A1	150,000	168,933

			217,584
Maryland (0.6%)

MD Econ. Dev. Corp. Rev. Bonds (Towson U. Sr. Student Hsg.), 4.00%, 7/1/20	BBB	85,000	90,771

			90,771
Massachusetts (2.4%)

MA State Dev. Fin. Agcy. Rev. Bonds
(UMass Memorial Hlth. Care Oblig. Group), Ser. I, 5.00%, 7/1/19	BBB+	100,000	106,145
(Caregroup, Inc.), Ser. I, 3.00%, 7/1/18	A3	100,000	101,669

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4.00%, 12/1/44	Aa1	130,000	139,182

			346,996
Michigan (2.8%)

Great Lakes, Wtr. Auth. Supply Syst. Rev. Bonds, Ser. D, 5.00%, 7/1/24	Baa1	100,000	117,431

MI State Fin. Auth. Rev. Bonds (Henry Ford Hlth. Syst.), 5.00%, 11/15/19	A	100,000	108,285

MI State Strategic Fund Ltd. Rev. Bonds (United Methodist Retirement Cmntys., Inc.), 2.75%, 11/15/17	BBB+/F	75,000	75,203

Ypsilanti, School Dist. G.O. Bonds, Ser. A, Q-SBLF, 4.00%, 5/1/18	AA-	100,000	101,873

			402,792
Minnesota (2.7%)

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-2, 0.82%, 11/15/35	VMIG1	200,000	200,000

Minneapolis, Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/18	A+	100,000	103,629

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	70,000	74,558

			378,187
Mississippi (1.8%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.84%, 12/1/30	VMIG1	250,000	250,000

			250,000
Missouri (2.1%)

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. C, 0.81%, 9/1/30	VMIG1	300,000	300,000

			300,000
Montana (0.5%)

MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	70,000	72,678

			72,678
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5.25%, 12/1/18	A3	100,000	105,321

			105,321
Nevada (2.2%)

Las Vegas, Redev. Agcy. Tax Alloc. Bonds, 5.00%, 6/15/22	BBB+	100,000	113,643

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.94%, 6/1/42	VMIG1	195,000	195,000

			308,643
New Jersey (5.3%)

NJ State Econ. Dev. Auth. Rev. Bonds
Ser. B, 5.00%, 11/1/21	Baa1	100,000	110,674
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/19	Baa1	100,000	105,312
Ser. AAA, 5.00%, 6/15/19	Baa1	100,000	105,095
(School Fac.), Ser. GG, U.S. Govt. Coll., 5.00%, 9/1/17 (Escrowed to maturity)	Baa1	125,000	125,000

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds (Princeton HealthCare Syst.), Ser. A, 5.00%, 7/1/19	Baa2	100,000	106,387

NJ State Trans. Trust Fund Auth. Rev. Bonds (Federal Hwy. Reimbursement Notes), 5.00%, 6/15/19	A+	200,000	210,190

			762,658
New Mexico (1.8%)

Farmington, Poll. Control Mandatory Put Bonds
(6/1/22) (Pub. Svcs. Co. of NM), Ser. B, 2.125%, 6/1/40	BBB+	100,000	101,013
(4/1/20) (Southern CA Edison Co.), Ser. A, 1.875%, 4/1/29	Aa3	150,000	152,439

			253,452
New York (11.8%)

Metro. Trans. Auth. Dedicated Tax Fund FRN Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.24%, 11/1/26	AA	200,000	199,774

Monroe Cnty., G.O. Bonds, BAM, 4.00%, 6/1/19	AA	100,000	104,830

Niagara, Frontier Trans. Auth. Rev. Bonds (Buffalo Niagara Intl. Arpt.), Ser. B, 5.00%, 4/1/19	Baa1	150,000	158,965

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds (Culinary Inst. of America), 5.00%, 7/1/19	Baa2	100,000	106,649

NY State Energy Research & Dev. Auth. Gas Fac. FRN (Brooklyn Union Gas), Ser. A-1, NATL, 1.383%, 12/1/20	A2	200,000	196,729

NY State Mtge. Agcy. Rev. Bonds (Homeowner), Ser. 186, 2.00%, 4/1/19	Aa1	500,000	506,080

Triborough, Bridge & Tunnel Auth. FRN Mandatory Put Bonds (12/3/19), Ser. B-2, 1.179%, 1/1/33	Aa3	300,000	299,892

TSASC, Inc. Rev. Bonds, Ser. A, 4.00%, 6/1/19	A	100,000	104,390

			1,677,309
Oregon (0.5%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza, Inc.), 3.00%, 12/1/18	BBB/F	75,000	76,697

			76,697
Pennsylvania (4.4%)

Cap. Region Wtr. Rev. Bonds, Ser. A, 5.00%, 7/15/18	A+	100,000	103,488

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds (Foulkeways at Gwynedd), 3.00%, 12/1/18	BBB	100,000	102,002

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 1.60%, 10/1/17	AA+	50,000	50,022

PA State U. Rev. Bonds, Ser. A, 4.00%, 9/1/17	Aa1	100,000	100,000

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 4.00%, 12/1/18	A+	100,000	103,637

Philadelphia, School Dist. G.O. Bonds, Ser. D, 5.00%, 9/1/20	A2	50,000	54,418

State Public School Bldg. Auth. Palease Rev. Bonds (Philadelphia School Dist.), 5.00%, 6/1/23	A2	100,000	113,279

			626,846
Puerto Rico (0.9%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/19	A	125,000	132,129

			132,129
Rhode Island (0.8%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/22	BBB+	100,000	113,608

			113,608
South Carolina (2.3%)

Myrtle Beach, Tax Allocation Bonds (Myrtle Beach Air Force Base), 5.00%, 10/1/19	A2	100,000	107,615

SC State Pub. Svcs. Auth. Rev. Bonds (Santee Cooper)

Ser. B, 4.00%, 12/1/19	A1	100,000	105,976

Ser. D, 5.00%, 12/1/22	A1	100,000	115,298

			328,889
Texas (5.6%)

Cypress-Fairbanks, Indpt. School Dist. Mandatory Put Bonds (8/17/20), Ser. B-2, PSFG, 1.40%, 2/15/40	Aaa	200,000	200,402

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	75,000	91,523

San Antonio, Elec. & Gas Syst. Mandatory Put Bonds
(12/1/19) Ser. A, 2.25%, 2/1/33	Aa2	200,000	204,886
(12/1/21) Ser. B, 2.00%, 2/1/33(FWC)	AA-	100,000	101,919

Tomball, Mandatory Put Bonds (8/15/19) (Indpt. School Bldg. & Dist.), Ser. B-3, PSFG, 1.10%, 2/15/43	Aaa	200,000	199,464

			798,194
Vermont (0.7%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr. (UVM)), Ser. A, 3.00%, 12/1/18	A3	100,000	102,413

			102,413
Virginia (1.1%)

Louisa, Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (5/16/19) (VA Elec. Pwr. Co.), Ser. C, 1.85%, 11/1/35	A2	150,000	151,605

			151,605
Washington (0.7%)

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22) (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.93%, 1/1/42	A	100,000	100,642

			100,642
West Virginia (0.9%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds (Appalachian Pwr. Co. - Amos), Ser. C, 3.25%, 5/1/19	A-	50,000	50,978

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. Mandatory Put Bonds (4/1/19) (Appalachian Pwr. Co. - Amos), Ser. A, 1.90%, 3/1/40	A-	75,000	75,557

			126,535
TOTAL INVESTMENTS

Total investments (cost $13,251,613)			$13,324,150

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2016 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,266,264.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	At the close of the reporting period, the fund maintained liquid assets totaling $101,871 to cover the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	18.7%
	Healthcare	14.5
	Local debt	11.5

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$13,324,150	$—

Totals by level	$—	$13,324,150	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017